Property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2011
Property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets

12    Property, plant and equipment and intangible assets

By type of assets:

	As of December 31, 2011			As of December 31, 2010
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	695	–	695	356	–	356
Buildings	7,912	(1,890)	6,022	6,087	(1,110)	4,977
Installations	14,886	(3,708)	11,178	14,904	(4,231)	10,673
Equipment	12,549	(4,243)	8,306	10,948	(3,637)	7,311
Railroads	6,575	(1,930)	4,645	7,337	(2,357)	4,980
Mine development costs	26,955	(5,180)	21,775	28,010	(4,071)	23,939
Others	14,556	(4,126)	10,430	12,088	(2,987)	9,101

	84,128	(21,077)	63,051	79,730	(18,393)	61,337
Intangible assets	1,201	(67)	1,134	1,316	(42)	1,274
Construction in progress	25,845	–	25,845	21,759	–	21,759

Total	111,174	(21,144)	90,030	102,805	(18,435)	84,370

             Losses on disposal of property, plant and equipment totaled US$ 223, US$623 and US$ 293 in December 31, 2011, 2010 and 2009 respectively. This mainly related to write-offs of ships and trucks, locomotives and other equipment, which were replaced in the normal course of business.

             Assets given in guarantee of judicial processes totaled US$ 97 as at December 31, 2011 (US$ 149 as at December 31, 2010).

Hydroelectric assets

             We participate in several jointly-owned hydroelectric plants, already in operation or under construction, in which we record our undivided interest in these assets as Property, plant and equipment.

             At December 31, 2011 the cost of hydroelectric plants in service totals US$2,261 (December 31, 2010 US$1,432) and the related depreciation in the year was US$428 (December 31, 2010 US$422). The cost of hydroelectric plant under construction totaled at December 31, 2011 totals US$59 (December 31, 2010 US$804). Income and operating expenses for such plants are not material.

Intangibles

             All of the intangible assets recognized in our financial statements were acquired from third parties, either directly or through a business combination and have definite useful lives from 6 to 30 years.

             At December 31, 2011 the intangibles amount to US$ 1,135 (December 31, 2010—US$1,274), and are comprised of rights granted by the government—Ferrovia Norte Sul of US$ 896 and off take-agreements of US$ 239.